Capital (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of dividend declared and paid
Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019

Dividends declared per common share	$0.38	$0.36	$0.76	$0.72

Dividends declared	188	180	376	361

Dividends reinvested	(6)	(5)	(12)	(12)

Dividends paid	182	175	364	349

Details of NCIB Share Repurchases
The Company did not repurchase any shares in the three months ended June 30, 2020 and 2019. Details of share repurchases for the six months ended June 30, 2020 and 2019 were as follows:

	Six months ended June 30,

	2020	2019

Share repurchases (millions of U.S. dollars)	200	190

Shares repurchased (number in millions)	2.6	3.5

Share repurchases - average price per share in U.S. dollars	$78.37	$53.93